Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 25, 2022
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34944
Entity Registrant Name	Antelope Enterprise Holdings Ltd
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	c/o Jinjiang Hengda Ceramics Co., Ltd.
Entity Address, Address Line Two	Junbing Industrial Zone
Entity Address, Address Line Three	Anhai, Jinjiang City
Entity Address, City or Town	FJ
Entity Address, Country	CN
Title of 12(b) Security	SHARES, PAR VALUE $0.024
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	AEHL
Entity Common Stock, Shares Outstanding		6,031,604
Entity Shell Company	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001470683
Document Fiscal Year Focus	2021
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Centurion ZD CPA & Co
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Huang Meishuang
Entity Address, Address Line One	c/o Jinjiang Hengda Ceramics Co., Ltd.
Entity Address, Address Line Two	Junbing Industrial Zone
Entity Address, Address Line Three	Anhai, Jinjiang City
Entity Address, City or Town	FJ
Entity Address, Country	CN
City Area Code	595
Local Phone Number	8576 5053
Contact Personnel Fax Number	86 (595) 8576 5059